SHARE-BASED COMPENSATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options authorized under stock option plan as a percentage of issued and outstanding common shares	10.00%
Number of share options exercised in share-based payment arrangement | shares	500,000	400,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 0.05	$ 0.0625
Expire December 31, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement | shares		400,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 0.05